Annual Total Returns [BarChart] - GABELLI CAPITAL ASSET FUND - CLASS AAA	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.26%)
Annual Return 2012	17.34%
Annual Return 2013	37.53%
Annual Return 2014	0.56%
Annual Return 2015	(8.81%)
Annual Return 2016	14.25%
Annual Return 2017	20.49%
Annual Return 2018	(11.09%)
Annual Return 2019	19.51%
Annual Return 2020	6.34%